Submission	Apr. 30, 2025
Submission [Line Items]
Central Index Key	0001705696
Registrant Name	VICI PROPERTIES INC.
Registration File Number	333-286854
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES